Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2017	2016
Land	$89,137	$84,616
Buildings	261,994	239,626
Furniture, fixtures and equipment	129,866	115,775
Total premises and equipment	480,997	440,017
Accumulated depreciation	(149,584)	(133,644)
Total premises and equipment, net	$331,413	$306,373

Schedule of Minimum Future Annual Rent Commitments
Minimum future annual rent commitments under lease agreements for the periods indicated are as follows:

(Dollars in thousands)
2018	$20,697
2019	19,466
2020	17,733
2021	14,437
2022	11,393
2023 and thereafter	36,744
$120,470